Sep. 29, 2021
September 29, 2021Pioneer Disciplined Value FundSupplement to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated December 31, 2020Effective October 1, 2021, Amundi US is making the following changes regarding the fund’s expenses:Management fee reductionThe fund pays Amundi US a fee for managing the fund and to cover the cost of providing certain services to the fund.Effective October 1, 2021, Amundi US's annual fee is reduced to 0.40% of the fund’s average daily net assets up to $5 billion and 0.35% of the fund’s average daily net assets over $5 billion. The fee is accrued daily and paid monthly.Prior to October 1, 2021, Amundi US's annual fee was equal to 0.65% of the fund’s average daily net assets up to $1 billion, 0.60% of the next $2 billion of the fund’s average daily net assets, 0.55% of the next $4.5 billion of the fund’s average daily net assets, and 0.525% of the fund’s average daily net assets over $7.5 billion.New expense limitationEffective October 1, 2021, the fund is implementing a new expense limitation as follows:Class Y shares –0.45%Amundi US has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amount. This expense limitation will be in effect through January 1, 2025.32675-00-1021
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